Impairment - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Total impairment (credit) charge	£ (677)	£ 3,625
Residual impairment and voluntary termination (release) charge	(41)	21
Central adjustment to severe scenario		200
Other assets
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Total impairment (credit) charge	0	0
Impairment (credit) charge on drawn balances
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Total impairment (credit) charge	(597)	3,330
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Total impairment (credit) charge	(78)	289
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impairment loss on financial assets	(597)	3,330
Financial assets at amortised cost | Loans and advances to banks
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impairment loss on financial assets	(3)	14
Financial assets at amortised cost | Loans and advances to customers
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impairment loss on financial assets	(594)	3,314
Financial assets at amortised cost | Debt securities
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impairment loss on financial assets	0	1
Financial assets at amortised cost | Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impairment loss on financial assets	0	1
Financial assets at fair value through other comprehensive income
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Total impairment (credit) charge	(2)	6
Impairment
IMPAIRMENT (Details) - Schedule Of Impairment [Line Items]
Impact of transfers between stages	152	1,236
Other changes in credit quality	(473)	1,952
Additions (repayments)	(359)	181
Methodology and model changes	3	56
Other items	0	200
Impairment loss, excluding transfers	£ (829)	£ 2,389